EQUITY-ACCOUNTED INVESTMENTS - Summary of Changes in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Accounted Investments [Roll Forward]
Balance, beginning of year	$ 2,546	$ 1,392	$ 1,107
Acquisitions through business combinations	0	44	0
Investment	389	700	373
Return of capital	(5)	0	(3)
Share of net (loss) income	(88)	186	96
Share of other comprehensive income (loss)	443	162	(65)
Dividends received	(90)	(58)	(89)
Change in basis of accounting	0	105	0
Transfer to assets held for sale	(421)	0	0
Foreign exchange translation and other	(34)	15	(27)
Balance, end of year	$ 2,740	$ 2,546	$ 1,392